LEASES (Tables)	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
ROU Assets and Lease Liabilities
The Company’s right-of-use assets and lease liabilities for its operating lease consisted of the following amounts as of March 31, 2024 and December 31, 2023:

	As of March 31, 2024	As of December 31, 2023
Assets:
Operating lease right-of-use assets	$2,182,681	$1,893,659
Liabilities:
Operating lease liability, current	232,138	118,058
Operating lease liability, non-current	2,028,959	1,796,727
Total lease liability	$2,261,097	$1,914,785
The table below shows a weighted-average analysis for lease terms and discount rates for all operating leases for the periods presented:

	Three Months Ended March 31,
	2024	2023
Weighted-average remaining lease term (in years)	5.76	1.34
Weighted-average discount rate	9.67%	3.36%
The Company’s right-of-use assets and lease liabilities for its operating lease consisted of the following amounts as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Assets:
Operating lease right-of-use assets	$1,893,659	$77,011
Liabilities:
Operating lease liability, current	118,058	48,127
Operating lease liability, non-current	1,796,727	29,268
Total lease liability	$1,914,785	$77,395
The table below shows a weighted-average analysis for lease terms and discount rates for all operating leases for the periods presented:

	Years Ended December 31,
	2023	2022
Weighted-average remaining lease term (in years)	6.01	1.58
Weighted-average discount rate	9.67%	3.36%

Lease Expense	The Company’s lease expense for the periods presented consisted of the following:

	Three Months Ended March 31,
	2024	2023
Operating lease cost	$121,833	$12,471
Variable lease cost	20,769	1,221
Total lease cost	$142,602	$13,692
The following table shows supplemental cash flow information related to lease activities for the periods presented:

	Three Months Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of the lease liability
Operating cash flows from operating leases	$85,314	$12,279
ROU assets obtained in exchange for new lease liabilities	359,352	—
The Company’s lease expense for the periods presented consisted of the following:

	Years Ended December 31,
	2023	2022
Operating lease cost	$207,508	$48,784
Variable lease cost	16,103	3,664
Total lease cost	$223,611	$52,448
The following table shows supplemental cash flow information related to lease activities for the periods presented:

	Years Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of the lease liability
Operating cash outflows for operating leases	$201,200	$48,399
ROU assets obtained in exchange for new lease liabilities	1,782,726	—

Future Minimum Noncancellable Lease Payments
Future minimum noncancellable lease payments under the Company’s operating leases on an undiscounted basis reconciled to the respective lease liability at March 31, 2024 are as follows:

Operating leases
Remaining of 2024	$95,359
2025	553,953
2026	570,602
2027	587,694
2028	605,268
Thereafter	623,490
Total operating lease payments (undiscounted)	3,036,366
Less: Imputed interest	(775,269)
Lease liability as of March 31, 2024	$2,261,097
Future minimum noncancellable lease payments under the Company’s operating leases on an undiscounted basis reconciled to the respective lease liability at December 31, 2023 are as follows:

Operating leases
2024	$118,058
2025	471,239
2026	485402
2027	499,980
2028	514,946
Thereafter	530,391
Total operating lease payments (undiscounted)	2,620,016
Less: Imputed interest	(705,231)
Lease liability as of December 31, 2023	$1,914,785